Financial assets - Schedule of collaterals received for financial assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	€ 587,733	€ 632,814
Other collaterals value	96,094	94,543
Total value of the collaterals received	683,827	727,357
Credit impaired | Impaired assets
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	10,847	12,768
Other collaterals value	€ 1,909	€ 1,390